SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Class A Ordinary Shares Subject to Possible Redemption (FY) (Details) - USD ($)		5 Months Ended	6 Months Ended		12 Months Ended
	Nov. 27, 2020	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Class A Ordinary Shares Subject to Possible Redemption [Abstract]
Gross proceeds		$ 270,480,000			$ 0
Private Placement Warrant Proceeds		10,280,000	$ 2,760,000	$ 2,760,000	5,520,000
Class A ordinary shares issuance costs	$ (15,736,649)
Class A ordinary shares subject to possible redemption		$ 278,760,000	$ 287,542,770		$ 284,280,000	$ 278,760,000
Class A Ordinary Shares [Member]
Class A Ordinary Shares Subject to Possible Redemption [Abstract]
Ordinary shares, subject to possible redemption (in shares)		27,600,000	27,600,000		27,600,000	27,600,000
Private Placement Warrant [Member]
Class A Ordinary Shares Subject to Possible Redemption [Abstract]
Private Placement Warrant Proceeds	$ 10,280,000
Initial Public Offering [Member]
Class A Ordinary Shares Subject to Possible Redemption [Abstract]
Gross proceeds						$ 278,760,000
Initial Public Offering [Member] | Class A Ordinary Shares [Member]
Class A Ordinary Shares Subject to Possible Redemption [Abstract]
Class A ordinary shares issuance costs		$ (17,568,199)				(17,568,199)
Accretion of carrying value to redemption value			$ 3,262,770		$ 5,520,000	33,465,447
Class A ordinary shares subject to possible redemption		$ 278,760,000	$ 287,542,770		$ 284,280,000	278,760,000
Initial Public Offering [Member] | Public Warrants [Member]
Class A Ordinary Shares Subject to Possible Redemption [Abstract]
Proceeds allocated to Public Warrants						$ (15,897,248)